Note 20 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	2020	2019	2018
Outstanding, beginning of year	117,647	93,069	63,503
Granted	63,858	33,853	31,267
Exercised	-	-	-
Cancelled	(2,955)	-	-
Forfeited	(20,733)	(9,275)	(1,701)
Outstanding, end of year	157,817	117,647	93,069
Weighted average exercise price at end of year	$19.83	$21.81	$21.39

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2020	2019	2018
Weighted-average fair value of options granted	$4.83	$7.77	$7.87
Average dividend yield	2.93%	2.26%	2.18%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	0.49%	1.93%	2.81%
Expected term (years)	7	7	7
Shares Granted	63,858	33,853	31,267
Exercise Price	$16.77	$22.97	$23.30